Vanguard® Global Credit Bond Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (2.5%)
[1,2,3]	United States Treasury Note/Bond	3.125%	2/15/42	351	302
[1,2]	United States Treasury Note/Bond	3.375%	5/15/33–8/15/42	1,156	1,036
[1]	United States Treasury Note/Bond	3.625%	5/15/53	70	65
[1]	United States Treasury Note/Bond	3.750%	5/31/30	50	49
[3]	United States Treasury Note/Bond	3.875%	4/30/25–2/15/43	2,169	2,087
[3]	United States Treasury Note/Bond	4.500%	11/30/24–8/15/39	4,225	4,187
Total U.S. Government and Agency Obligations (Cost $7,855)					7,726
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
United States (0.2%)
[4]	CD Mortgage Trust Series 2018-CD7	4.843%	8/15/51	50	37
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	31	29
[4,5]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	100	96
[4,5]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	227	219
[4,5]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	95
[4,5]	Santander Retail Auto Lease Trust Series 2020-B	1.980%	10/20/25	100	97
[4,5]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	40	38
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $642)					611
Corporate Bonds (77.2%)
Australia (2.4%)
[4,6]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	1,000	581
[5]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	550	508
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	485	483
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	565	563
[5]	CSL Finance plc	4.750%	4/27/52	370	340
[4,6]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	1,080	707
[6,7]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	6.854%	5/28/30	1,250	856
[4,6]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	1,190	753
[4,6]	Qantas Airways Ltd.	4.750%	10/12/26	1,100	718
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	250	252
[4,6]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	1,070	708
	Westpac Banking Corp.	1.953%	11/20/28	200	172
[4,6]	Westpac Banking Corp.	4.334%	8/16/29	500	330
[4]	Westpac Banking Corp.	2.894%	2/4/30	500	470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	2.963%	11/16/40	75	50
					7,491
Belgium (1.0%)
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	230	223
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	25	24
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	468	430
[4,8]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	500	494
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	360	358
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	240	256
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	244	252
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	89	74
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	219	200
[4,8]	Elia Transmission Belgium SA	0.875%	4/28/30	900	820
					3,131
Bermuda (0.1%)
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	100	99
	Triton Container International Ltd.	3.250%	3/15/32	260	202
					301
Brazil (0.7%)
	Embraer Netherlands Finance BV	5.400%	2/1/27	300	295
[5]	Embraer Netherlands Finance BV	7.000%	7/28/30	400	404
	Vale Overseas Ltd.	6.125%	6/12/33	1,475	1,481
					2,180
Canada (1.4%)
[5]	1011778 BC ULC	4.375%	1/15/28	38	35
[5]	Air Canada	3.875%	8/15/26	20	19
	Bank of Montreal	5.203%	2/1/28	300	300
	Bank of Nova Scotia	4.750%	2/2/26	300	296
	Bank of Nova Scotia	4.850%	2/1/30	200	194
	Canadian National Railway Co.	4.400%	8/5/52	230	210
	Canadian Natural Resources Ltd.	6.250%	3/15/38	140	144
	Canadian Pacific Railway Co.	4.800%	8/1/45	60	55
	Cenovus Energy Inc.	6.750%	11/15/39	50	53
	Cenovus Energy Inc.	5.400%	6/15/47	50	46
	Enbridge Inc.	3.125%	11/15/29	42	37
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	35	33
	Nutrien Ltd.	5.900%	11/7/24	30	30
	Nutrien Ltd.	5.950%	11/7/25	75	76
	Nutrien Ltd.	4.900%	3/27/28	85	84
	Nutrien Ltd.	4.200%	4/1/29	125	119
	Nutrien Ltd.	4.125%	3/15/35	70	62
	Nutrien Ltd.	5.800%	3/27/53	175	176
[5,9]	Ontario Gaming GTA LP	8.000%	8/1/30	5	5
	Rogers Communications Inc.	3.800%	3/15/32	85	74
	Rogers Communications Inc.	4.550%	3/15/52	80	63
[4]	Royal Bank of Canada	6.000%	11/1/27	725	747
[4]	Royal Bank of Canada	5.000%	5/2/33	130	127
	Suncor Energy Inc.	6.500%	6/15/38	145	151
	Toronto-Dominion Bank	5.532%	7/17/26	290	291
	Toronto-Dominion Bank	5.156%	1/10/28	300	299
	TransCanada PipeLines Ltd.	4.625%	3/1/34	398	364
	TransCanada PipeLines Ltd.	6.200%	10/15/37	80	82
[5]	Videotron Ltd.	3.625%	6/15/29	20	17
					4,189
Denmark (1.2%)
[8]	Danske Bank A/S	4.000%	1/12/27	2,800	3,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Danske Bank A/S	4.125%	1/10/31	600	660
					3,713
France (4.6%)
[4,8]	Airbus SE	2.375%	6/9/40	100	86
[4,8]	AXA SA	3.875%	Perpetual	1,188	1,261
[4,8]	Banque Federative du Credit Mutuel SA	0.750%	6/8/26	1,100	1,104
[4,8]	Banque Federative du Credit Mutuel SA	2.625%	11/6/29	1,200	1,201
[4,8]	BNP Paribas SA	3.875%	2/23/29	400	437
[5]	BNP Paribas SA	5.335%	6/12/29	2,580	2,559
[4,8]	BNP Paribas SA	3.875%	1/10/31	1,200	1,310
[4,8]	Credit Agricole SA	3.375%	7/28/27	1,600	1,727
[8]	Credit Agricole SA	0.625%	1/12/28	700	680
[5]	Credit Agricole SA	5.301%	7/12/28	500	500
[5]	SPCM SA	3.125%	3/15/27	10	9
[5]	SPCM SA	3.375%	3/15/30	22	18
[4,8]	TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	1,400	1,406
[10]	Westfield America Management Ltd.	2.125%	3/30/25	1,437	1,693
					13,991
Germany (1.1%)
[4,8]	Allianz SE	4.597%	9/7/38	500	539
[4,8]	Aroundtown SA	0.000%	7/16/26	300	261
[4,8]	Aroundtown SA	2.875%	Perpetual	110	43
[8]	ATF Netherlands BV	7.078%	Perpetual	500	243
[4]	Deutsche Bank AG	2.222%	9/18/24	150	149
	Deutsche Bank AG	7.146%	7/13/27	300	306
	Deutsche Bank AG	6.720%	1/18/29	100	102
	Deutsche Bank AG	5.882%	7/8/31	100	91
[4]	Deutsche Bank AG	3.547%	9/18/31	200	168
	Deutsche Bank AG	7.079%	2/10/34	200	192
[5]	Deutsche Telekom International Finance BV	4.875%	3/6/42	75	68
[5]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	520	472
[5]	Siemens Financieringsmaatschappij NV	2.875%	3/11/41	370	278
[5]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	129
[4,8]	Volkswagen International Finance NV	1.500%	1/21/41	500	347
					3,388
Hong Kong (0.4%)
[8]	Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	1,162	1,209
Ireland (0.3%)
	AerCap Ireland Capital DAC	1.150%	10/29/23	150	148
	AerCap Ireland Capital DAC	4.625%	10/15/27	150	143
	AerCap Ireland Capital DAC	3.000%	10/29/28	380	332
	AerCap Ireland Capital DAC	3.850%	10/29/41	150	113
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	150	135
					871
Israel (0.0%)
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	5	5
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	10	10
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	5	5
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	4	3
					23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Italy (0.2%)
[5]	Enel Finance International NV	1.375%	7/12/26	200	178
[4,8]	Enel Finance International NV	4.500%	2/20/43	400	428
[5]	Enel Finance International NV	4.750%	5/25/47	200	169
					775
Japan (1.5%)
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	200	198
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	200	199
	Mizuho Financial Group Inc.	5.667%	5/27/29	250	250
	Mizuho Financial Group Inc.	5.778%	7/6/29	170	171
	Mizuho Financial Group Inc.	5.748%	7/6/34	210	211
[5]	Nissan Motor Co. Ltd.	3.043%	9/15/23	450	448
[5]	Nissan Motor Co. Ltd.	4.810%	9/17/30	5	5
	Nomura Holdings Inc.	2.710%	1/22/29	250	213
	Nomura Holdings Inc.	6.087%	7/12/33	100	102
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	430	434
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	600	603
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	130	120
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	200	202
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	260	201
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	330	343
[4,6,7]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	5.537%	10/16/24	1,056	710
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	100	75
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	70
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	135
					4,690
Kazakhstan (0.1%)
[11]	Kazakhstan Temir Zholy National Co. JSC	3.250%	12/5/23	275	307
Luxembourg (1.2%)
[4,8]	Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	600	645
[4,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	975	915
[4,8]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	400	364
[8]	JAB Holdings BV	4.750%	6/29/32	900	1,004
[4,8]	Prologis International Funding II SA	1.625%	6/17/32	976	835
					3,763
Macao (0.0%)
[5]	Studio City Co. Ltd.	7.000%	2/15/27	10	9
Malaysia (0.1%)
[4]	Petronas Capital Ltd.	3.500%	4/21/30	445	410
Netherlands (1.3%)
[4,8]	ABN AMRO Bank NV	5.125%	2/22/33	1,100	1,199
[4,8]	Akzo Nobel NV	1.625%	4/14/30	800	755
[4,8]	Cooperatieve Rabobank UA	4.000%	1/10/30	1,100	1,199
	Cooperatieve Rabobank UA	5.250%	8/4/45	250	234
	Shell International Finance BV	2.375%	11/7/29	150	132
	Shell International Finance BV	2.750%	4/6/30	210	187
	Shell International Finance BV	4.375%	5/11/45	70	63
	Shell International Finance BV	3.750%	9/12/46	141	115
[5]	UPC Broadband Finco BV	4.875%	7/15/31	15	13
[5]	VZ Secured Financing BV	5.000%	1/15/32	15	12
					3,909

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Poland (0.0%)
[5]	Canpack SA	3.875%	11/15/29	37	30
Saudi Arabia (0.1%)
	Saudi Electricity Sukuk Programme Co.	5.684%	4/11/53	200	197
Spain (0.3%)
	Banco Santander SA	5.147%	8/18/25	400	394
[9]	Banco Santander SA	6.921%	8/8/33	200	200
	Telefonica Emisiones SA	4.103%	3/8/27	25	24
	Telefonica Emisiones SA	4.665%	3/6/38	250	213
					831
Switzerland (1.6%)
[5]	Alcon Finance Corp.	3.800%	9/23/49	200	154
	Credit Suisse AG	4.750%	8/9/24	400	393
	Credit Suisse AG	5.000%	7/9/27	200	193
	Novartis Capital Corp.	2.750%	8/14/50	60	43
	UBS Group AG	3.750%	3/26/25	150	145
[10]	UBS Group AG	2.750%	8/8/25	1,200	1,419
[10]	UBS Group AG	2.125%	9/12/25	800	974
	UBS Group AG	4.550%	4/17/26	320	310
[5]	UBS Group AG	4.703%	8/5/27	775	752
[5]	UBS Group AG	4.282%	1/9/28	200	188
[4,10]	Zurich Finance Ireland Designated Activity Co.	5.125%	11/23/52	400	457
					5,028
United Arab Emirates (0.3%)
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	1,000	811
United Kingdom (6.9%)
	AstraZeneca Finance LLC	1.200%	5/28/26	75	68
	AstraZeneca Finance LLC	1.750%	5/28/28	115	100
	AstraZeneca plc	4.000%	1/17/29	104	100
	AstraZeneca plc	1.375%	8/6/30	100	80
	AstraZeneca plc	4.000%	9/18/42	160	141
[5]	BAE Systems plc	3.000%	9/15/50	400	272
[4]	Barclays plc	2.852%	5/7/26	200	189
	Barclays plc	5.304%	8/9/26	200	197
	Barclays plc	4.836%	5/9/28	300	279
	Barclays plc	7.385%	11/2/28	400	421
[8]	Barclays plc	0.577%	8/9/29	400	360
	Barclays plc	7.437%	11/2/33	100	109
	Barclays plc	7.119%	6/27/34	340	344
	BAT Capital Corp.	3.557%	8/15/27	520	483
	BAT Capital Corp.	2.259%	3/25/28	400	346
	BAT Capital Corp.	4.390%	8/15/37	200	158
[9]	BAT Capital Corp.	7.079%	8/2/43	165	165
	BAT Capital Corp.	4.540%	8/15/47	185	137
[4,10]	BAT International Finance plc	4.000%	9/4/26	2,300	2,761
[4,8]	BAT Netherlands Finance BV	5.375%	2/16/31	300	327
	BP Capital Markets plc	3.279%	9/19/27	23	22
[4,10]	Cadent Finance plc	2.125%	9/22/28	600	643
[10]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	434	376
[4,8]	Heathrow Funding Ltd.	1.125%	10/8/30	600	534
[4,8]	Heathrow Funding Ltd.	1.875%	3/14/34	700	607
	HSBC Holdings plc	2.999%	3/10/26	400	382
[4]	HSBC Holdings plc	2.099%	6/4/26	255	237
	HSBC Holdings plc	1.589%	5/24/27	210	187
	HSBC Holdings plc	6.161%	3/9/29	200	203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	HSBC Holdings plc	0.641%	9/24/29	1,500	1,373
[4]	HSBC Holdings plc	6.500%	9/15/37	125	126
	HSBC Holdings plc	6.332%	3/9/44	200	209
	HSBC Holdings plc	5.250%	3/14/44	200	183
[5]	Imperial Brands Finance plc	6.125%	7/27/27	200	202
	Lloyds Banking Group plc	4.716%	8/11/26	200	196
	Lloyds Banking Group plc	5.871%	3/6/29	200	199
	Lloyds Banking Group plc	7.953%	11/15/33	175	191
[4,8]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	3,300	3,554
	National Grid plc	5.602%	6/12/28	210	211
	National Grid plc	5.809%	6/12/33	340	344
[4]	NatWest Group plc	3.073%	5/22/28	225	203
[4]	NatWest Group plc	4.892%	5/18/29	200	191
[4,8]	Phoenix Group Holdings plc	4.375%	1/24/29	900	906
[4,10]	Phoenix Group Holdings plc	5.625%	4/28/31	200	229
	RELX Capital Inc.	3.000%	5/22/30	100	89
[5]	Rolls-Royce plc	3.625%	10/14/25	3	3
[5]	Rolls-Royce plc	5.750%	10/15/27	17	17
[10]	Rothesay Life plc	8.000%	10/30/25	600	775
[4,10]	Rothesay Life plc	7.734%	5/16/33	100	126
	Santander UK Group Holdings plc	6.833%	11/21/26	300	304
	Santander UK Group Holdings plc	6.534%	1/10/29	300	303
[6,7]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	6.155%	6/28/25	250	168
[10]	Utmost Group plc	4.000%	12/15/31	196	183
	Vodafone Group plc	6.150%	2/27/37	140	146
[4,8]	Vodafone Group plc	2.500%	5/24/39	400	349
	Vodafone Group plc	5.625%	2/10/53	260	252
					21,260
United States (50.4%)
	Abbott Laboratories	4.900%	11/30/46	125	125
	AbbVie Inc.	2.600%	11/21/24	120	116
	AbbVie Inc.	3.800%	3/15/25	175	170
	AbbVie Inc.	3.600%	5/14/25	39	38
	AbbVie Inc.	2.950%	11/21/26	15	14
	AbbVie Inc.	4.050%	11/21/39	418	363
	AbbVie Inc.	4.250%	11/21/49	240	206
	Advance Auto Parts Inc.	5.950%	3/9/28	35	35
[5]	Advanced Drainage Systems Inc.	6.375%	6/15/30	5	5
	Advanced Micro Devices Inc.	4.393%	6/1/52	160	144
[4]	AdventHealth Obligated Group	2.795%	11/15/51	300	193
	AEP Texas Inc.	5.400%	6/1/33	140	140
	AEP Transmission Co. LLC	3.750%	12/1/47	130	104
	AEP Transmission Co. LLC	4.250%	9/15/48	100	86
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	70	55
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	100	64
	AEP Transmission Co. LLC	5.400%	3/15/53	90	93
	AES Corp.	5.450%	6/1/28	150	149
	Aflac Inc.	1.125%	3/15/26	55	49
	Aflac Inc.	4.750%	1/15/49	50	46
	Agree LP	2.000%	6/15/28	50	42
	Agree LP	2.600%	6/15/33	60	46
[4]	Air Lease Corp.	2.875%	1/15/26	125	117
[4]	Air Lease Corp.	3.750%	6/1/26	100	95
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	93
[4]	Alabama Power Co.	1.450%	9/15/30	430	340
	Alabama Power Co.	4.150%	8/15/44	50	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Albemarle Corp.	4.650%	6/1/27	50	49
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	100	94
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	130	81
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	100	92
	Alleghany Corp.	3.625%	5/15/30	250	231
[4]	Allina Health System	3.887%	4/15/49	130	106
[5]	Allison Transmission Inc.	4.750%	10/1/27	24	23
	Allstate Corp.	5.250%	3/30/33	100	99
	Ally Financial Inc.	1.450%	10/2/23	120	119
	Ally Financial Inc.	6.992%	6/13/29	210	212
	Altria Group Inc.	4.400%	2/14/26	101	99
	Altria Group Inc.	3.400%	5/6/30	125	110
	Altria Group Inc.	2.450%	2/4/32	165	130
	Altria Group Inc.	3.400%	2/4/41	70	49
	Altria Group Inc.	5.375%	1/31/44	100	94
	Altria Group Inc.	5.950%	2/14/49	100	95
	Altria Group Inc.	4.450%	5/6/50	40	30
	Amazon.com Inc.	4.700%	12/1/32	527	529
	Amazon.com Inc.	3.875%	8/22/37	50	45
	Amazon.com Inc.	2.500%	6/3/50	115	75
	Amazon.com Inc.	3.950%	4/13/52	85	73
	Ameren Corp.	2.500%	9/15/24	100	96
	Ameren Corp.	3.500%	1/15/31	120	107
	Ameren Illinois Co.	1.550%	11/15/30	70	55
	Ameren Illinois Co.	4.150%	3/15/46	75	63
	Ameren Illinois Co.	5.900%	12/1/52	130	141
[5]	American Airlines Inc.	11.750%	7/15/25	5	6
[5]	American Airlines Inc.	5.500%	4/20/26	23	23
[5]	American Airlines Inc.	7.250%	2/15/28	6	6
[5]	American Airlines Inc.	5.750%	4/20/29	36	35
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	10	9
	American Electric Power Co. Inc.	2.031%	3/15/24	100	98
	American Express Co.	5.850%	11/5/27	300	308
	American Express Co.	4.420%	8/3/33	200	188
	American Express Co.	5.625%	7/28/34	190	190
[4]	American Honda Finance Corp.	1.200%	7/8/25	66	61
	American Honda Finance Corp.	4.750%	1/12/26	145	144
[8]	American Honda Finance Corp.	3.750%	10/25/27	3,200	3,512
	American International Group Inc.	4.800%	7/10/45	32	29
	American International Group Inc.	4.375%	6/30/50	105	90
	American Tower Corp.	3.375%	10/15/26	170	160
	American Tower Corp.	3.600%	1/15/28	100	93
	AmerisourceBergen Corp.	2.700%	3/15/31	230	196
	AmerisourceBergen Corp.	4.300%	12/15/47	80	68
	Amgen Inc.	5.250%	3/2/25	385	384
	Amgen Inc.	2.200%	2/21/27	125	113
	Amgen Inc.	5.150%	3/2/28	935	936
	Amgen Inc.	3.350%	2/22/32	135	119
	Amgen Inc.	5.150%	11/15/41	61	58
	Amgen Inc.	5.600%	3/2/43	250	249
	Amgen Inc.	3.375%	2/21/50	340	244
	Amgen Inc.	5.650%	3/2/53	85	85
	Amgen Inc.	2.770%	9/1/53	147	90
	Amgen Inc.	5.750%	3/2/63	60	60
[5]	Antero Resources Corp.	5.375%	3/1/30	16	15
	Aon Corp.	5.350%	2/28/33	220	222
	Aon Global Ltd.	4.600%	6/14/44	35	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aon Global Ltd.	4.750%	5/15/45	70	62
[4]	Appalachian Power Co.	4.500%	3/1/49	30	25
	Apple Inc.	3.250%	8/8/29	520	487
	Apple Inc.	3.850%	8/4/46	196	171
	Apple Inc.	4.100%	8/8/62	250	218
[5]	Aramark Services Inc.	6.375%	5/1/25	10	10
[5]	Arconic Corp.	6.000%	5/15/25	7	7
[5]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	7	6
[5]	Ardagh Packaging Finance plc	5.250%	4/30/25	7	7
[5,9]	Arsenal AIC Parent LLC	8.000%	10/1/30	5	5
	Asbury Automotive Group Inc.	4.500%	3/1/28	46	42
[5]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	15	11
[8]	AT&T Inc.	3.550%	11/18/25	5,100	5,551
	AT&T Inc.	3.800%	2/15/27	140	133
	AT&T Inc.	4.350%	3/1/29	203	193
[4]	AT&T Inc.	4.300%	2/15/30	56	52
	AT&T Inc.	2.550%	12/1/33	130	100
	AT&T Inc.	5.400%	2/15/34	276	272
	AT&T Inc.	4.500%	5/15/35	130	117
	AT&T Inc.	4.900%	8/15/37	245	225
[4,10]	AT&T Inc.	7.000%	4/30/40	700	953
	AT&T Inc.	3.500%	6/1/41	95	71
	AT&T Inc.	4.750%	5/15/46	70	60
	AT&T Inc.	3.500%	9/15/53	235	159
	AT&T Inc.	3.550%	9/15/55	213	143
	AT&T Inc.	3.800%	12/1/57	111	77
	AT&T Inc.	3.650%	9/15/59	130	87
[5]	Athene Global Funding	0.950%	1/8/24	195	190
	AutoZone Inc.	4.500%	2/1/28	200	195
	Ball Corp.	2.875%	8/15/30	12	10
	Ball Corp.	3.125%	9/15/31	15	12
[4]	Bank of America Corp.	3.366%	1/23/26	86	83
[4]	Bank of America Corp.	1.319%	6/19/26	135	124
	Bank of America Corp.	1.734%	7/22/27	365	327
[4]	Bank of America Corp.	4.948%	7/22/28	140	138
	Bank of America Corp.	6.204%	11/10/28	440	453
[4]	Bank of America Corp.	3.970%	3/5/29	200	188
[4]	Bank of America Corp.	2.087%	6/14/29	100	86
[4]	Bank of America Corp.	3.194%	7/23/30	165	146
[4]	Bank of America Corp.	2.496%	2/13/31	150	126
[4]	Bank of America Corp.	1.898%	7/23/31	115	92
	Bank of America Corp.	2.687%	4/22/32	675	559
	Bank of America Corp.	5.288%	4/25/34	250	248
[4]	Bank of America Corp.	4.078%	4/23/40	200	172
[4]	Bank of America Corp.	2.676%	6/19/41	170	120
	Bank of America Corp.	3.311%	4/22/42	60	46
[4]	Bank of America Corp.	4.875%	4/1/44	75	72
[4]	Bank of America Corp.	3.946%	1/23/49	35	28
[4]	Bank of America Corp.	4.083%	3/20/51	125	104
[4]	Bank of America Corp.	2.831%	10/24/51	70	46
[4]	Bank of New York Mellon Corp.	5.802%	10/25/28	450	459
	Bank of New York Mellon Corp.	4.543%	2/1/29	150	146
[4]	Bank of New York Mellon Corp.	3.300%	8/23/29	250	225
	Bank of New York Mellon Corp.	4.596%	7/26/30	200	194
	Bank of New York Mellon Corp.	4.706%	2/1/34	150	143
	Baxter International Inc.	2.272%	12/1/28	140	121
	Baxter International Inc.	3.950%	4/1/30	100	92

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baxter International Inc.	2.539%	2/1/32	120	97
	Baxter International Inc.	3.132%	12/1/51	135	90
	Becton Dickinson & Co.	4.693%	2/13/28	100	99
	Becton Dickinson & Co.	4.685%	12/15/44	36	33
	Becton Dickinson & Co.	4.669%	6/6/47	40	36
[8]	Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	700	757
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	100	64
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	45	40
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	250	205
[8]	Berkshire Hathaway Inc.	1.625%	3/16/35	400	352
[5]	Berry Global Inc.	4.875%	7/15/26	28	27
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	180	113
[5]	Big River Steel LLC	6.625%	1/31/29	22	22
	BlackRock Inc.	4.750%	5/25/33	300	294
[5]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	50	37
	Block Inc.	3.500%	6/1/31	3	3
	Boeing Co.	4.875%	5/1/25	265	262
	Boeing Co.	2.750%	2/1/26	125	117
	Boeing Co.	2.250%	6/15/26	10	9
	Boeing Co.	5.150%	5/1/30	76	75
	Boeing Co.	3.550%	3/1/38	100	78
	Boeing Co.	5.705%	5/1/40	160	160
	Boeing Co.	3.750%	2/1/50	110	83
	Boeing Co.	5.805%	5/1/50	175	176
	Boeing Co.	5.930%	5/1/60	135	135
	Boston Properties LP	3.250%	1/30/31	300	247
[5]	Boyne USA Inc.	4.750%	5/15/29	3	3
[4]	BP Capital Markets America Inc.	3.017%	1/16/27	120	113
	BP Capital Markets America Inc.	4.234%	11/6/28	300	292
	BP Capital Markets America Inc.	4.812%	2/13/33	390	384
	BP Capital Markets America Inc.	2.939%	6/4/51	120	81
	BP Capital Markets America Inc.	3.001%	3/17/52	50	34
	Bristol-Myers Squibb Co.	3.400%	7/26/29	718	669
	Bristol-Myers Squibb Co.	1.450%	11/13/30	15	12
	Bristol-Myers Squibb Co.	2.950%	3/15/32	150	131
	Bristol-Myers Squibb Co.	2.550%	11/13/50	120	76
[5]	Broadcom Inc.	1.950%	2/15/28	50	43
	Broadcom Inc.	5.000%	4/15/30	120	118
[5]	Broadcom Inc.	3.137%	11/15/35	360	276
[5]	Broadcom Inc.	3.187%	11/15/36	145	109
[5]	Broadcom Inc.	3.500%	2/15/41	60	45
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	325	341
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	300	302
[5]	Cable One Inc.	4.000%	11/15/30	2	2
[5]	Caesars Resort Collection LLC	5.750%	7/1/25	17	17
[5]	Calpine Corp.	5.125%	3/15/28	25	23
	Camden Property Trust	3.350%	11/1/49	110	80
[5]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	30	29
	Campbell Soup Co.	2.375%	4/24/30	468	392
	Capital One Financial Corp.	3.750%	3/9/27	90	84
	Capital One Financial Corp.	5.468%	2/1/29	90	88
	Capital One Financial Corp.	6.312%	6/8/29	170	171
	Capital One Financial Corp.	2.618%	11/2/32	175	136
	Capital One Financial Corp.	5.817%	2/1/34	250	243
	Capital One Financial Corp.	6.377%	6/8/34	450	454
[4]	Capital One NA	2.280%	1/28/26	300	282
[5]	Cargill Inc.	4.750%	4/24/33	130	128
[5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	10	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Carnival Corp.	5.750%	3/1/27	29	27
[5]	Carnival Corp.	9.875%	8/1/27	5	5
[5]	Carnival Corp.	4.000%	8/1/28	25	22
[5]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	5	5
[5]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	18	15
[5]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	10	8
	Caterpillar Financial Services Corp.	4.800%	1/6/26	490	489
	Cboe Global Markets Inc.	1.625%	12/15/30	92	73
[5]	CCO Holdings LLC	6.375%	9/1/29	15	14
[5]	CCO Holdings LLC	4.750%	3/1/30	45	39
[5]	CDI Escrow Issuer Inc.	5.750%	4/1/30	5	5
[5]	Cedar Fair LP	5.500%	5/1/25	16	16
	Celanese US Holdings LLC	5.900%	7/5/24	55	55
	Centene Corp.	2.450%	7/15/28	145	125
	Centene Corp.	3.000%	10/15/30	14	12
	Centene Corp.	2.625%	8/1/31	60	48
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	30	25
[4]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	68	59
[4]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	90	87
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	65	51
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	40	41
	CenterPoint Energy Inc.	2.950%	3/1/30	10	9
	CenterPoint Energy Inc.	2.650%	6/1/31	190	158
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	200	160
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	41
	Charles Schwab Corp.	2.450%	3/3/27	130	118
	Charles Schwab Corp.	5.643%	5/19/29	35	35
	Charles Schwab Corp.	5.853%	5/19/34	225	232
[5]	Chart Industries Inc.	7.500%	1/1/30	5	5
[5]	Chart Industries Inc.	9.500%	1/1/31	2	2
	Charter Communications Operating LLC	4.200%	3/15/28	70	66
	Charter Communications Operating LLC	5.050%	3/30/29	80	77
	Charter Communications Operating LLC	3.500%	3/1/42	200	133
	Charter Communications Operating LLC	6.484%	10/23/45	85	79
	Charter Communications Operating LLC	5.375%	5/1/47	285	232
[5]	Chemours Co.	4.625%	11/15/29	32	27
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	70	64
	Cheniere Energy Inc.	4.625%	10/15/28	25	24
	Cheniere Energy Partners LP	4.000%	3/1/31	25	22
	Cheniere Energy Partners LP	3.250%	1/31/32	110	92
[5]	Cheniere Energy Partners LP	5.950%	6/30/33	125	126
	Chevron Corp.	2.236%	5/11/30	75	65
	Chevron USA Inc.	3.250%	10/15/29	50	46
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	150	96
	Chubb INA Holdings Inc.	1.375%	9/15/30	220	174
	Chubb INA Holdings Inc.	4.350%	11/3/45	82	73
[5]	Churchill Downs Inc.	5.500%	4/1/27	23	22
[5]	Churchill Downs Inc.	4.750%	1/15/28	41	38
	Cigna Group	1.250%	3/15/26	150	135
	Cigna Group	2.375%	3/15/31	75	62
	Cigna Group	4.800%	8/15/38	155	145
	Cigna Group	3.400%	3/15/50	150	109
	Citigroup Inc.	3.200%	10/21/26	100	94
	Citigroup Inc.	4.300%	11/20/26	150	144
	Citigroup Inc.	4.450%	9/29/27	125	120
	Citigroup Inc.	4.125%	7/25/28	200	188
[4]	Citigroup Inc.	4.075%	4/23/29	80	76
[4]	Citigroup Inc.	2.976%	11/5/30	140	121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Citigroup Inc.	2.572%	6/3/31	500	417
	Citigroup Inc.	2.561%	5/1/32	165	135
	Citigroup Inc.	2.520%	11/3/32	250	201
	Citigroup Inc.	6.174%	5/25/34	130	132
	Citigroup Inc.	4.650%	7/30/45	90	80
	Citigroup Inc.	4.650%	7/23/48	55	50
[4]	City of Hope	4.378%	8/15/48	80	67
[5]	Civitas Resources Inc.	8.750%	7/1/31	10	10
[5]	Clarios Global LP	6.750%	5/15/25	5	5
[5]	Clarios Global LP	8.500%	5/15/27	17	17
[5]	Clarios Global LP	6.750%	5/15/28	1	1
[5]	Cloud Software Group Inc.	6.500%	3/31/29	5	4
	CME Group Inc.	2.650%	3/15/32	200	170
	CMS Energy Corp.	3.450%	8/15/27	90	84
	CMS Energy Corp.	4.875%	3/1/44	135	123
[5]	CNX Resources Corp.	7.375%	1/15/31	5	5
	Coca-Cola Co.	3.000%	3/5/51	50	37
	Comcast Corp.	5.250%	11/7/25	120	121
[8]	Comcast Corp.	0.000%	9/14/26	1,800	1,765
	Comcast Corp.	3.150%	2/15/28	225	210
	Comcast Corp.	4.150%	10/15/28	70	68
	Comcast Corp.	2.650%	2/1/30	275	241
	Comcast Corp.	4.400%	8/15/35	90	85
	Comcast Corp.	6.550%	7/1/39	80	89
	Comcast Corp.	3.250%	11/1/39	145	114
	Comcast Corp.	4.500%	1/15/43	140	118
	Comcast Corp.	4.700%	10/15/48	134	124
	Comcast Corp.	4.950%	10/15/58	65	62
	Comcast Corp.	2.650%	8/15/62	263	156
	Comcast Corp.	2.987%	11/1/63	413	259
[4]	CommonSpirit Health	4.350%	11/1/42	220	189
	Commonwealth Edison Co.	4.900%	2/1/33	50	50
	Commonwealth Edison Co.	3.800%	10/1/42	115	94
[4]	Commonwealth Edison Co.	3.125%	3/15/51	50	35
	Commonwealth Edison Co.	5.300%	2/1/53	180	182
[5]	CommScope Inc.	7.125%	7/1/28	21	14
	Conagra Brands Inc.	5.300%	10/1/26	175	174
	Connecticut Light & Power Co.	5.250%	1/15/53	175	176
	ConocoPhillips Co.	6.950%	4/15/29	100	111
	ConocoPhillips Co.	4.300%	11/15/44	65	58
	ConocoPhillips Co.	3.800%	3/15/52	180	145
	ConocoPhillips Co.	5.300%	5/15/53	180	182
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	65	64
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	160	160
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	81
	Constellation Brands Inc.	4.900%	5/1/33	230	224
	Constellation Energy Generation LLC	6.250%	10/1/39	100	103
	Consumers Energy Co.	3.600%	8/15/32	115	104
[5]	Continental Resources Inc.	2.268%	11/15/26	100	90
[5]	Continental Resources Inc.	2.875%	4/1/32	40	31
	Corebridge Financial Inc.	3.500%	4/4/25	100	96
	Corebridge Financial Inc.	3.650%	4/5/27	90	85
	Corebridge Financial Inc.	3.850%	4/5/29	170	156
	Corebridge Financial Inc.	3.900%	4/5/32	100	88
	Corebridge Financial Inc.	4.350%	4/5/42	100	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corebridge Financial Inc.	4.400%	4/5/52	150	120
	Corporate Office Properties LP	2.250%	3/15/26	175	157
	Corporate Office Properties LP	2.750%	4/15/31	105	81
	Coterra Energy Inc.	3.900%	5/15/27	40	38
	Coterra Energy Inc.	4.375%	3/15/29	130	123
[5]	Coty Inc.	6.625%	7/15/30	2	2
[5]	Cox Communications Inc.	4.800%	2/1/35	100	90
	Crown Castle Inc.	3.800%	2/15/28	68	64
	Crown Castle Inc.	4.750%	5/15/47	125	105
	Crown Castle Inc.	5.200%	2/15/49	85	77
[5]	CrownRock LP	5.625%	10/15/25	14	14
[5]	CSC Holdings LLC	5.750%	1/15/30	5	3
[5]	CSC Holdings LLC	4.625%	12/1/30	11	6
[5]	CSC Holdings LLC	3.375%	2/15/31	10	7
	CSX Corp.	4.750%	11/15/48	190	175
	CubeSmart LP	2.250%	12/15/28	225	191
	CVS Health Corp.	5.125%	2/21/30	365	363
	CVS Health Corp.	4.875%	7/20/35	80	76
	CVS Health Corp.	4.780%	3/25/38	259	239
	CVS Health Corp.	4.125%	4/1/40	135	113
	CVS Health Corp.	5.125%	7/20/45	85	78
	CVS Health Corp.	5.875%	6/1/53	270	274
	CVS Health Corp.	6.000%	6/1/63	200	203
	Dana Inc.	4.500%	2/15/32	17	14
[5]	DaVita Inc.	3.750%	2/15/31	10	8
	DCP Midstream Operating LP	5.625%	7/15/27	6	6
	DCP Midstream Operating LP	5.125%	5/15/29	21	21
	Dell International LLC	6.020%	6/15/26	80	81
	Dell International LLC	6.100%	7/15/27	40	41
	Dell International LLC	5.250%	2/1/28	270	271
	Dell International LLC	5.300%	10/1/29	28	28
	Dell International LLC	6.200%	7/15/30	125	130
	Delta Air Lines Inc.	2.900%	10/28/24	12	12
[5]	Delta Air Lines Inc.	4.750%	10/20/28	256	248
	Delta Air Lines Inc.	3.750%	10/28/29	15	14
	Devon Energy Corp.	5.850%	12/15/25	40	40
	Devon Energy Corp.	5.875%	6/15/28	9	9
	Devon Energy Corp.	5.600%	7/15/41	50	48
	Devon Energy Corp.	5.000%	6/15/45	30	26
	DH Europe Finance II Sarl	2.600%	11/15/29	125	111
	Diamondback Energy Inc.	3.125%	3/24/31	15	13
	Diamondback Energy Inc.	6.250%	3/15/33	135	141
[8]	Digital Dutch Finco BV	0.625%	7/15/25	1,400	1,415
[5]	Directv Financing LLC	5.875%	8/15/27	30	27
	Discovery Communications LLC	4.900%	3/11/26	337	332
	Discovery Communications LLC	6.350%	6/1/40	50	49
	Discovery Communications LLC	4.000%	9/15/55	62	41
[5]	DISH DBS Corp.	5.250%	12/1/26	15	12
[5]	DISH DBS Corp.	5.750%	12/1/28	10	8
	DISH DBS Corp.	5.125%	6/1/29	15	8
[5]	DISH Network Corp.	11.750%	11/15/27	19	19
[4]	Dominion Energy Inc.	4.050%	9/15/42	170	135
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	40	39
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	218
	Dow Chemical Co.	2.100%	11/15/30	100	82
	Dow Chemical Co.	4.375%	11/15/42	120	101
[5]	DT Midstream Inc.	4.125%	6/15/29	26	23
[5]	DT Midstream Inc.	4.375%	6/15/31	20	17

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Electric Co.	4.300%	7/1/44	120	103
	DTE Electric Co.	3.700%	6/1/46	75	58
	Duke Energy Carolinas LLC	2.450%	2/1/30	85	73
	Duke Energy Carolinas LLC	2.550%	4/15/31	45	38
	Duke Energy Carolinas LLC	4.950%	1/15/33	100	100
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	20
	Duke Energy Carolinas LLC	4.250%	12/15/41	125	107
	Duke Energy Carolinas LLC	5.350%	1/15/53	252	253
[8]	Duke Energy Corp.	3.850%	6/15/34	400	404
	Duke Energy Corp.	3.500%	6/15/51	100	72
	Duke Energy Florida LLC	3.400%	10/1/46	35	26
	Duke Energy Indiana LLC	2.750%	4/1/50	75	47
	Duke Energy Indiana LLC	5.400%	4/1/53	185	186
	Duke Energy Ohio Inc.	5.650%	4/1/53	90	92
	Duke Energy Progress LLC	4.100%	5/15/42	200	169
	Duke Energy Progress LLC	2.500%	8/15/50	170	105
	DuPont de Nemours Inc.	5.319%	11/15/38	40	40
	eBay Inc.	5.900%	11/22/25	5	5
	eBay Inc.	5.950%	11/22/27	75	77
[5]	Element Solutions Inc.	3.875%	9/1/28	16	14
	Elevance Health Inc.	3.125%	5/15/50	190	132
	Elevance Health Inc.	6.100%	10/15/52	155	169
	Eli Lilly & Co.	2.500%	9/15/60	100	62
[5]	Emerald Debt Merger Sub LLC	6.625%	12/15/30	10	10
	Emerson Electric Co.	2.200%	12/21/31	90	74
[5]	Endeavor Energy Resources LP	5.750%	1/30/28	15	15
[5]	Energizer Holdings Inc.	4.750%	6/15/28	33	30
	Energy Transfer LP	4.400%	3/15/27	240	232
	Energy Transfer LP	3.750%	5/15/30	30	27
	Energy Transfer LP	5.750%	2/15/33	130	132
	Energy Transfer LP	6.050%	6/1/41	65	63
	Energy Transfer LP	6.500%	2/1/42	100	102
	Energy Transfer LP	5.300%	4/1/44	75	65
	Energy Transfer LP	5.150%	3/15/45	55	48
	Energy Transfer LP	6.250%	4/15/49	70	69
[5]	EnLink Midstream LLC	5.625%	1/15/28	7	7
	EnLink Midstream LLC	5.375%	6/1/29	15	14
	Enstar Group Ltd.	4.950%	6/1/29	140	131
[5]	Entegris Escrow Corp.	4.750%	4/15/29	190	177
[5]	Entegris Escrow Corp.	5.950%	6/15/30	45	43
	Entergy Arkansas LLC	2.650%	6/15/51	100	62
	Entergy Corp.	2.800%	6/15/30	90	77
	Entergy Louisiana LLC	3.250%	4/1/28	593	546
	Enterprise Products Operating LLC	5.350%	1/31/33	150	153
	Enterprise Products Operating LLC	4.850%	3/15/44	215	197
	Enterprise Products Operating LLC	4.900%	5/15/46	40	37
	Enterprise Products Operating LLC	4.250%	2/15/48	50	42
	Enterprise Products Operating LLC	3.700%	1/31/51	70	53
	EOG Resources Inc.	3.900%	4/1/35	20	18
[5]	EQM Midstream Partners LP	7.500%	6/1/27	10	10
[5]	EQM Midstream Partners LP	6.500%	7/1/27	16	16
	EQM Midstream Partners LP	5.500%	7/15/28	15	14
[5]	EQM Midstream Partners LP	7.500%	6/1/30	10	10
[5]	EQT Corp.	3.125%	5/15/26	7	6
	EQT Corp.	3.900%	10/1/27	96	90
	EQT Corp.	5.000%	1/15/29	25	24
	Equitable Holdings Inc.	5.594%	1/11/33	290	287
	Equitable Holdings Inc.	5.000%	4/20/48	115	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	ERAC USA Finance LLC	4.600%	5/1/28	200	195
[5]	ERAC USA Finance LLC	7.000%	10/15/37	180	206
	ERP Operating LP	4.500%	7/1/44	135	118
	Essex Portfolio LP	4.500%	3/15/48	60	48
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	96	67
	Evergy Kansas Central Inc.	3.250%	9/1/49	150	106
[4]	Eversource Energy	1.400%	8/15/26	110	98
	Eversource Energy	5.450%	3/1/28	100	101
	Exelon Corp.	3.400%	4/15/26	125	119
	Exelon Corp.	5.150%	3/15/28	210	210
	Exelon Corp.	3.350%	3/15/32	200	174
	Exelon Corp.	4.450%	4/15/46	165	141
	Exelon Corp.	4.100%	3/15/52	100	80
	Extra Space Storage LP	5.500%	7/1/30	70	70
	Extra Space Storage LP	2.400%	10/15/31	80	63
	Exxon Mobil Corp.	4.227%	3/19/40	155	142
	Exxon Mobil Corp.	4.114%	3/1/46	55	48
	FedEx Corp.	3.875%	8/1/42	30	24
	FedEx Corp.	4.550%	4/1/46	70	60
	FedEx Corp.	4.050%	2/15/48	70	56
	Fifth Third Bancorp	3.950%	3/14/28	350	327
	Fifth Third Bancorp	6.339%	7/27/29	310	316
	Fifth Third Bancorp	4.337%	4/25/33	200	180
[4]	Fifth Third Bank NA	3.950%	7/28/25	300	289
	FirstEnergy Corp.	2.650%	3/1/30	150	126
[4]	FirstEnergy Corp.	2.250%	9/1/30	60	48
[5]	FirstEnergy Transmission LLC	2.866%	9/15/28	260	229
[5]	FirstEnergy Transmission LLC	4.550%	4/1/49	100	83
	Fiserv Inc.	5.600%	3/2/33	120	122
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	220	225
	FMC Corp.	5.150%	5/18/26	100	99
	FMC Corp.	4.500%	10/1/49	30	23
	FMC Corp.	6.375%	5/18/53	225	224
	Ford Motor Credit Co. LLC	4.950%	5/28/27	45	43
	Ford Motor Credit Co. LLC	4.125%	8/17/27	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	22	20
	Ford Motor Credit Co. LLC	6.800%	5/12/28	20	20
	Ford Motor Credit Co. LLC	2.900%	2/10/29	53	44
	Ford Motor Credit Co. LLC	7.200%	6/10/30	10	10
[5]	Fortrea Holdings Inc.	7.500%	7/1/30	5	5
	Freeport-McMoRan Inc.	4.125%	3/1/28	62	59
	Freeport-McMoRan Inc.	4.375%	8/1/28	30	28
	Freeport-McMoRan Inc.	5.250%	9/1/29	50	49
	Freeport-McMoRan Inc.	4.250%	3/1/30	10	9
	Freeport-McMoRan Inc.	4.625%	8/1/30	40	38
	Freeport-McMoRan Inc.	5.450%	3/15/43	10	9
[5]	Frontier Communications Holdings LLC	5.000%	5/1/28	16	14
[5]	Frontier Communications Holdings LLC	6.000%	1/15/30	7	5
	FS KKR Capital Corp.	3.400%	1/15/26	220	202
[5]	Gates Global LLC	6.250%	1/15/26	5	5
	GATX Corp.	3.500%	6/1/32	100	85
	GE HealthCare Technologies Inc.	5.600%	11/15/25	220	221
	GE HealthCare Technologies Inc.	5.857%	3/15/30	110	113
	GE HealthCare Technologies Inc.	5.905%	11/22/32	100	104
	GE HealthCare Technologies Inc.	6.377%	11/22/52	100	111
	General Dynamics Corp.	3.250%	4/1/25	40	39
	General Dynamics Corp.	4.250%	4/1/40	95	86
[8]	General Mills Inc.	3.907%	4/13/29	608	670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Mills Inc.	4.150%	2/15/43	70	59
	General Motors Co.	6.125%	10/1/25	150	152
	General Motors Co.	5.200%	4/1/45	88	76
	General Motors Financial Co. Inc.	3.500%	11/7/24	400	389
	General Motors Financial Co. Inc.	2.750%	6/20/25	390	370
	General Motors Financial Co. Inc.	6.050%	10/10/25	650	655
	General Motors Financial Co. Inc.	1.250%	1/8/26	455	410
	General Motors Financial Co. Inc.	1.500%	6/10/26	60	53
	General Motors Financial Co. Inc.	5.850%	4/6/30	150	150
	Genesis Energy LP	6.500%	10/1/25	4	4
	Georgia Power Co.	4.950%	5/17/33	360	355
[5]	Georgia-Pacific LLC	1.750%	9/30/25	245	226
	Gilead Sciences Inc.	4.150%	3/1/47	190	163
[5]	Global Atlantic Fin Co.	7.950%	6/15/33	220	220
	Global Payments Inc.	1.500%	11/15/24	120	113
	Goldman Sachs Group Inc.	1.431%	3/9/27	265	238
[4,10]	Goldman Sachs Group Inc.	7.250%	4/10/28	800	1,075
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	135	128
	Goldman Sachs Group Inc.	2.615%	4/22/32	120	98
	Goldman Sachs Group Inc.	2.650%	10/21/32	100	81
	Goldman Sachs Group Inc.	6.750%	10/1/37	300	325
[10]	Goldman Sachs Group Inc.	6.875%	1/18/38	200	261
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	255	225
	Goldman Sachs Group Inc.	3.210%	4/22/42	100	74
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	90	83
	Goldman Sachs Group Inc.	4.750%	10/21/45	85	78
[4,6,7]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	5.236%	5/2/24	300	202
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	12	11
[5]	Graphic Packaging International LLC	3.500%	3/15/28	1	1
[5]	Graphic Packaging International LLC	3.750%	2/1/30	2	2
	Haleon US Capital LLC	3.625%	3/24/32	190	170
[5]	Hanesbrands Inc.	9.000%	2/15/31	5	5
[5]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	230	210
	HCA Inc.	5.500%	6/1/33	345	343
	HCA Inc.	5.250%	6/15/49	115	103
	Healthpeak OP LLC	5.250%	12/15/32	170	167
	Helmerich & Payne Inc.	2.900%	9/29/31	130	106
	Hershey Co.	4.500%	5/4/33	80	79
	Hess Corp.	7.300%	8/15/31	5	5
[5]	Hilcorp Energy I LP	5.750%	2/1/29	5	5
[5]	Hilcorp Energy I LP	6.000%	2/1/31	6	5
	Home Depot Inc.	3.900%	12/6/28	130	126
	Home Depot Inc.	2.950%	6/15/29	85	78
	Home Depot Inc.	2.700%	4/15/30	15	13
	Home Depot Inc.	3.250%	4/15/32	125	112
	Home Depot Inc.	3.900%	6/15/47	125	105
	Home Depot Inc.	4.500%	12/6/48	75	69
	Home Depot Inc.	4.950%	9/15/52	55	54
	Home Depot Inc.	3.500%	9/15/56	70	53
	Honeywell International Inc.	5.000%	2/15/33	295	300
[8]	Honeywell International Inc.	4.125%	11/2/34	1,019	1,120
	Honeywell International Inc.	5.700%	3/15/37	430	455
	Hormel Foods Corp.	1.700%	6/3/28	50	44
	Hormel Foods Corp.	1.800%	6/11/30	10	8
	HP Inc.	4.000%	4/15/29	220	208
	HP Inc.	2.650%	6/17/31	86	70
	Huntington Bancshares Inc.	5.023%	5/17/33	378	356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Imola Merger Corp.	4.750%	5/15/29	25	22
[5]	Ingevity Corp.	3.875%	11/1/28	15	13
	Intel Corp.	5.125%	2/10/30	160	161
	Intel Corp.	5.200%	2/10/33	100	101
	Intel Corp.	5.625%	2/10/43	80	81
	Intel Corp.	3.050%	8/12/51	200	133
	Intel Corp.	4.900%	8/5/52	100	93
	Intel Corp.	5.900%	2/10/63	60	62
	Intercontinental Exchange Inc.	4.950%	6/15/52	70	67
	Intercontinental Exchange Inc.	3.000%	9/15/60	50	32
	Intercontinental Exchange Inc.	5.200%	6/15/62	20	20
	International Business Machines Corp.	3.300%	5/15/26	160	153
	International Business Machines Corp.	4.150%	5/15/39	290	253
	International Paper Co.	4.800%	6/15/44	45	40
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	100	72
	Invesco Finance plc	5.375%	11/30/43	55	53
[5]	IQVIA Inc.	6.500%	5/15/30	10	10
[5]	ITC Holdings Corp.	4.950%	9/22/27	50	49
	ITC Holdings Corp.	3.350%	11/15/27	320	298
[5]	ITC Holdings Corp.	2.950%	5/14/30	150	129
	Jacobs Engineering Group Inc.	5.900%	3/1/33	110	109
[5]	JBS USA LUX SA	5.750%	4/1/33	220	211
[4]	John Deere Capital Corp.	4.800%	1/9/26	480	479
[4]	John Deere Capital Corp.	4.850%	10/11/29	300	302
	Johnson & Johnson	2.450%	9/1/60	100	63
	JPMorgan Chase & Co.	1.578%	4/22/27	500	450
	JPMorgan Chase & Co.	4.851%	7/25/28	140	138
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	50	46
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	212	201
	JPMorgan Chase & Co.	1.953%	2/4/32	250	199
	JPMorgan Chase & Co.	2.580%	4/22/32	135	112
	JPMorgan Chase & Co.	4.586%	4/26/33	100	95
	JPMorgan Chase & Co.	5.350%	6/1/34	130	131
	JPMorgan Chase & Co.	6.400%	5/15/38	150	168
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	62	54
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	240	182
	JPMorgan Chase & Co.	5.600%	7/15/41	81	85
	JPMorgan Chase & Co.	2.525%	11/19/41	190	131
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	70	57
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	70	49
	JPMorgan Chase & Co.	3.328%	4/22/52	290	213
[5]	Kaiser Aluminum Corp.	4.500%	6/1/31	20	16
	Kaiser Foundation Hospitals	3.150%	5/1/27	347	328
[5]	Kenvue Inc.	5.100%	3/22/43	95	95
	Keurig Dr Pepper Inc.	4.500%	11/15/45	330	287
[4]	KeyBank NA	4.150%	8/8/25	100	95
	KeyBank NA	5.000%	1/26/33	50	45
	Kimco Realty OP LLC	4.250%	4/1/45	75	58
	Kimco Realty OP LLC	3.700%	10/1/49	70	50
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	385	383
	Kinder Morgan Inc.	4.800%	2/1/33	180	171
	KLA Corp.	5.000%	3/15/49	116	112
	Kraft Heinz Foods Co.	3.875%	5/15/27	236	226
	Kraft Heinz Foods Co.	3.750%	4/1/30	80	74
	Kraft Heinz Foods Co.	4.875%	10/1/49	27	25
	Kroger Co.	2.200%	5/1/30	225	186
	Kroger Co.	3.875%	10/15/46	125	96
[4]	L3Harris Technologies Inc.	4.400%	6/15/28	210	203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	L3Harris Technologies Inc.	5.400%	7/31/33	370	373
	L3Harris Technologies Inc.	5.054%	4/27/45	30	28
	L3Harris Technologies Inc.	5.600%	7/31/53	195	199
[5]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	20	17
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	6	6
	Leidos Inc.	5.750%	3/15/33	103	103
[5]	Level 3 Financing Inc.	4.625%	9/15/27	22	17
[5]	Level 3 Financing Inc.	3.625%	1/15/29	10	7
[5]	Level 3 Financing Inc.	3.875%	11/15/29	5	4
[5]	Level 3 Financing Inc.	10.500%	5/15/30	5	5
[8]	Linde plc	1.625%	3/31/35	1,400	1,235
[5]	Lithia Motors Inc.	4.625%	12/15/27	15	14
[5]	Lithia Motors Inc.	3.875%	6/1/29	52	45
[5]	Lithia Motors Inc.	4.375%	1/15/31	2	2
[5]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	31	31
	Lockheed Martin Corp.	5.250%	1/15/33	120	124
	Lockheed Martin Corp.	4.500%	5/15/36	665	637
	Lockheed Martin Corp.	4.300%	6/15/62	295	256
	Lowe's Cos. Inc.	3.100%	5/3/27	433	406
	Lowe's Cos. Inc.	1.300%	4/15/28	100	85
	Lowe's Cos. Inc.	1.700%	9/15/28	90	77
	Lowe's Cos. Inc.	4.450%	4/1/62	190	153
[5]	Lumen Technologies Inc.	4.000%	2/15/27	5	3
	LYB International Finance III LLC	3.375%	10/1/40	50	37
	M&T Bank Corp.	5.053%	1/27/34	190	179
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	270	261
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	270	259
[5]	Mars Inc.	4.650%	4/20/31	130	128
[5]	Mars Inc.	4.750%	4/20/33	510	503
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	140	147
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	150	100
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	110	123
[5]	Mattel Inc.	3.375%	4/1/26	10	9
[5]	Mattel Inc.	5.875%	12/15/27	7	7
[5]	McAfee Corp.	7.375%	2/15/30	25	22
[5]	Medline Borrower LP	3.875%	4/1/29	3	3
[5]	Medline Borrower LP	5.250%	10/1/29	5	4
	Merck & Co. Inc.	1.900%	12/10/28	5	4
	Merck & Co. Inc.	3.400%	3/7/29	40	37
	Merck & Co. Inc.	2.150%	12/10/31	330	272
	Merck & Co. Inc.	4.000%	3/7/49	50	43
	Merck & Co. Inc.	5.150%	5/17/63	160	162
[5]	Meritage Homes Corp.	3.875%	4/15/29	25	22
	Meta Platforms Inc.	4.600%	5/15/28	630	628
	Meta Platforms Inc.	5.750%	5/15/63	150	155
	MetLife Inc.	5.375%	7/15/33	220	222
	MetLife Inc.	4.125%	8/13/42	60	51
	MetLife Inc.	4.875%	11/13/43	60	56
	MetLife Inc.	5.250%	1/15/54	60	58
[4,8]	Metropolitan Life Global Funding I	3.750%	12/5/30	1,400	1,519
[5]	Midcap Financial Issuer Trust	5.625%	1/15/30	17	14
[5]	Mileage Plus Holdings LLC	6.500%	6/20/27	374	374
	Mondelez International Inc.	1.500%	2/4/31	200	157
[4]	Morgan Stanley	4.000%	7/23/25	200	195
	Morgan Stanley	4.679%	7/17/26	100	98
	Morgan Stanley	3.950%	4/23/27	270	257
	Morgan Stanley	1.593%	5/4/27	195	175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	2.475%	1/21/28	200	181
[4]	Morgan Stanley	3.591%	7/22/28	275	256
	Morgan Stanley	5.449%	7/20/29	200	200
[8]	Morgan Stanley	0.495%	10/26/29	500	454
[4]	Morgan Stanley	2.699%	1/22/31	635	541
[4,8]	Morgan Stanley	5.148%	1/25/34	800	923
[4]	Morgan Stanley	5.250%	4/21/34	100	99
	Morgan Stanley	5.424%	7/21/34	190	190
	Morgan Stanley	5.948%	1/19/38	270	268
[4]	Morgan Stanley	3.971%	7/22/38	90	77
[4]	Morgan Stanley	4.457%	4/22/39	165	149
	Morgan Stanley	3.217%	4/22/42	135	102
	Morgan Stanley	4.300%	1/27/45	30	26
[4]	Morgan Stanley	2.802%	1/25/52	90	59
	Mosaic Co.	4.875%	11/15/41	30	26
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	200	152
	MPLX LP	1.750%	3/1/26	150	137
	MPLX LP	4.500%	4/15/38	240	207
	MPLX LP	5.650%	3/1/53	27	25
	MPT Operating Partnership LP	3.500%	3/15/31	25	18
	Nasdaq Inc.	5.650%	6/28/25	60	60
	Nasdaq Inc.	5.350%	6/28/28	350	351
	Nasdaq Inc.	5.550%	2/15/34	350	353
	Nasdaq Inc.	2.500%	12/21/40	100	67
	Nasdaq Inc.	3.950%	3/7/52	30	23
	Nasdaq Inc.	5.950%	8/15/53	175	179
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	110	115
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	48
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	95
	Navient Corp.	9.375%	7/25/30	5	5
[5]	NCL Corp. Ltd.	5.875%	2/15/27	14	14
[5]	NCL Corp. Ltd.	7.750%	2/15/29	10	10
[5]	Nestle Holdings Inc.	1.000%	9/15/27	325	279
[5]	Nestle Holdings Inc.	4.000%	9/24/48	150	131
[5]	Netflix Inc.	3.625%	6/15/25	40	39
	Netflix Inc.	4.875%	4/15/28	355	351
	Netflix Inc.	5.875%	11/15/28	305	314
[8]	Netflix Inc.	4.625%	5/15/29	1,200	1,345
	Netflix Inc.	6.375%	5/15/29	110	116
[5]	New York Life Global Funding	4.850%	1/9/28	150	149
	Newell Brands Inc.	6.375%	9/15/27	7	7
	Newell Brands Inc.	6.625%	9/15/29	17	17
	Newmont Corp.	2.800%	10/1/29	130	113
	Newmont Corp.	2.250%	10/1/30	100	82
[5]	News Corp.	3.875%	5/15/29	33	29
[5]	Nexstar Media Inc.	4.750%	11/1/28	40	35
[5]	NextEra Energy Operating Partners LP	4.500%	9/15/27	5	5
	NiSource Inc.	5.250%	3/30/28	100	100
	NiSource Inc.	5.400%	6/30/33	60	60
	NiSource Inc.	3.950%	3/30/48	50	40
	Norfolk Southern Corp.	3.050%	5/15/50	120	82
	Northern States Power Co.	6.250%	6/1/36	144	155
	Northrop Grumman Corp.	3.200%	2/1/27	170	161
	Northrop Grumman Corp.	4.700%	3/15/33	150	147
	Northrop Grumman Corp.	5.250%	5/1/50	125	126
	Northrop Grumman Corp.	4.950%	3/15/53	140	135
[5]	Novelis Corp.	4.750%	1/30/30	9	8

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Novelis Corp.	3.875%	8/15/31	18	15
	NRG Energy Inc.	6.625%	1/15/27	4	4
	Nucor Corp.	4.400%	5/1/48	70	60
	Nucor Corp.	3.850%	4/1/52	50	39
	NuStar Logistics LP	6.375%	10/1/30	20	19
	NVIDIA Corp.	3.500%	4/1/40	100	85
	Occidental Petroleum Corp.	5.550%	3/15/26	16	16
	Occidental Petroleum Corp.	8.500%	7/15/27	13	14
	Occidental Petroleum Corp.	6.375%	9/1/28	138	142
	Occidental Petroleum Corp.	6.625%	9/1/30	59	62
	Occidental Petroleum Corp.	6.125%	1/1/31	39	40
	Occidental Petroleum Corp.	7.500%	5/1/31	44	48
	Occidental Petroleum Corp.	6.450%	9/15/36	15	16
	Occidental Petroleum Corp.	6.600%	3/15/46	10	11
[5]	Olympus Water US Holding Corp.	4.250%	10/1/28	4	3
[5]	Olympus Water US Holding Corp.	9.750%	11/15/28	20	19
	Omega Healthcare Investors Inc.	3.375%	2/1/31	185	150
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	153	121
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	100	96
	OneMain Finance Corp.	3.500%	1/15/27	15	13
	ONEOK Partners LP	6.125%	2/1/41	135	133
	Oracle Corp.	2.500%	4/1/25	520	496
	Oracle Corp.	5.800%	11/10/25	150	152
	Oracle Corp.	2.300%	3/25/28	189	167
	Oracle Corp.	2.950%	4/1/30	40	35
	Oracle Corp.	2.875%	3/25/31	270	229
	Oracle Corp.	3.850%	7/15/36	250	210
	Oracle Corp.	3.600%	4/1/40	430	331
	Oracle Corp.	3.650%	3/25/41	150	116
	Oracle Corp.	6.900%	11/9/52	100	112
[5]	Organon & Co.	4.125%	4/30/28	16	14
[5]	Organon & Co.	5.125%	4/30/31	10	8
[5]	Owens & Minor Inc.	6.625%	4/1/30	2	2
[5]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	5	5
	Pacific Gas & Electric Co.	3.150%	1/1/26	200	187
	Pacific Gas & Electric Co.	3.000%	6/15/28	100	87
	Pacific Gas & Electric Co.	2.500%	2/1/31	140	111
	Pacific Gas & Electric Co.	6.150%	1/15/33	130	128
	Pacific Gas & Electric Co.	4.500%	7/1/40	100	79
	Pacific Gas & Electric Co.	3.500%	8/1/50	100	65
	PacifiCorp	6.250%	10/15/37	160	163
	PacifiCorp	4.100%	2/1/42	65	51
	PacifiCorp	4.150%	2/15/50	110	83
	Packaging Corp. of America	3.400%	12/15/27	10	9
	Packaging Corp. of America	4.050%	12/15/49	50	39
[5]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	15	13
	Paramount Global	4.750%	5/15/25	158	155
	Paramount Global	6.875%	4/30/36	136	132
	Paramount Global	4.375%	3/15/43	60	42
	Paramount Global	4.950%	5/19/50	170	126
	Parker-Hannifin Corp.	3.650%	6/15/24	260	255
	Parker-Hannifin Corp.	3.250%	6/14/29	300	273
	PayPal Holdings Inc.	3.900%	6/1/27	50	49
	PayPal Holdings Inc.	5.050%	6/1/52	40	39
	PECO Energy Co.	4.150%	10/1/44	130	110
[5]	Penn Entertainment Inc.	5.625%	1/15/27	5	5
[5]	Pennsylvania Electric Co.	5.150%	3/30/26	60	59
[5,9]	Penske Truck Leasing Co. LP	6.050%	8/1/28	155	155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Penske Truck Leasing Co. LP	6.200%	6/15/30	56	57
	PepsiCo Inc.	2.625%	7/29/29	305	276
	PepsiCo Inc.	2.750%	3/19/30	25	22
	PepsiCo Inc.	4.200%	7/18/52	25	23
[5]	Performance Food Group Inc.	6.875%	5/1/25	10	10
[5]	Permian Resources Operating LLC	7.750%	2/15/26	10	10
[5]	Permian Resources Operating LLC	5.875%	7/1/29	25	24
	Pfizer Inc.	2.625%	4/1/30	40	35
	Pfizer Inc.	1.750%	8/18/31	30	24
	Pfizer Inc.	2.550%	5/28/40	225	164
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	1,840	1,817
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	635	628
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	260	258
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	155	155
	Philip Morris International Inc.	5.000%	11/17/25	230	230
	Philip Morris International Inc.	5.125%	11/17/27	185	185
	Philip Morris International Inc.	5.625%	11/17/29	190	194
	Philip Morris International Inc.	5.125%	2/15/30	115	114
	Philip Morris International Inc.	5.750%	11/17/32	140	143
[8]	Philip Morris International Inc.	1.450%	8/1/39	700	466
	Philip Morris International Inc.	4.250%	11/10/44	165	137
	Phillips 66	3.900%	3/15/28	34	32
	Phillips 66	4.650%	11/15/34	40	38
	Phillips 66 Co.	3.150%	12/15/29	177	156
	Pioneer Natural Resources Co.	1.900%	8/15/30	150	122
	Pioneer Natural Resources Co.	2.150%	1/15/31	55	45
	Plains All American Pipeline LP	4.900%	2/15/45	30	24
	PNC Financial Services Group Inc.	4.758%	1/26/27	500	491
	PNC Financial Services Group Inc.	2.550%	1/22/30	250	212
	PNC Financial Services Group Inc.	5.068%	1/24/34	410	396
	Principal Financial Group Inc.	5.500%	3/15/53	219	207
[8]	Procter & Gamble Co.	3.250%	8/2/31	1,590	1,734
	Progressive Corp.	2.500%	3/15/27	100	92
	Progressive Corp.	4.950%	6/15/33	100	99
[4,8]	Prologis Euro Finance LLC	1.000%	2/8/29	600	554
[4,8]	Prologis Euro Finance LLC	3.875%	1/31/30	196	210
[8]	Prologis Euro Finance LLC	4.625%	5/23/33	245	273
	Prologis LP	1.750%	2/1/31	157	125
	Prologis LP	4.625%	1/15/33	158	154
	Prologis LP	5.250%	6/15/53	230	227
	Prudential Financial Inc.	3.935%	12/7/49	260	208
[4]	Prudential Financial Inc.	4.350%	2/25/50	65	56
[4]	Prudential Financial Inc.	3.700%	3/13/51	70	54
[4]	Public Service Co. of Colorado	6.250%	9/1/37	60	63
	Public Service Co. of New Hampshire	5.150%	1/15/53	190	189
	Public Service Co. of Oklahoma	5.250%	1/15/33	400	398
[4]	Public Service Electric & Gas Co.	3.000%	5/15/25	38	36
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	100	79
[4]	Public Service Electric & Gas Co.	5.125%	3/15/53	160	162
	Public Storage	1.950%	11/9/28	200	173
	Public Storage	5.350%	8/1/53	150	150
	Realty Income Corp.	2.200%	6/15/28	160	139
	Realty Income Corp.	4.850%	3/15/30	165	161
[8]	Realty Income Corp.	4.875%	7/6/30	317	353
[5]	Regal Rexnord Corp.	6.050%	4/15/28	60	60
[5]	Regal Rexnord Corp.	6.400%	4/15/33	70	70
	Republic Services Inc.	1.750%	2/15/32	58	45
	Republic Services Inc.	5.000%	4/1/34	90	89

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Roche Holdings Inc.	2.076%	12/13/31	215	177
	Rockwell Automation Inc.	2.800%	8/15/61	230	147
[5]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	2	2
[5]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	6	6
[5]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	5	5
[5]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	2	2
	RPM International Inc.	4.550%	3/1/29	115	109
	RTX Corp.	5.000%	2/27/26	130	130
	RTX Corp.	5.400%	5/1/35	250	253
	RTX Corp.	4.625%	11/16/48	160	145
	RTX Corp.	5.375%	2/27/53	140	141
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	110	111
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	110	105
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	250	238
[5]	Sabre GLBL Inc.	7.375%	9/1/25	11	10
	Santander Holdings USA Inc.	6.499%	3/9/29	380	382
	SBA Communications Corp.	3.125%	2/1/29	17	14
[5]	Scripps Escrow II Inc.	5.375%	1/15/31	5	4
[5]	Scripps Escrow Inc.	5.875%	7/15/27	15	13
[5]	Seagate HDD Cayman	8.250%	12/15/29	2	2
[5]	Seagate HDD Cayman	8.500%	7/15/31	3	3
	Sempra	3.700%	4/1/29	175	161
	Sherwin-Williams Co.	4.500%	6/1/47	80	70
	Simon Property Group LP	3.500%	9/1/25	270	260
[5]	Sirius XM Radio Inc.	5.000%	8/1/27	10	9
	Skyworks Solutions Inc.	1.800%	6/1/26	60	54
	Southern California Edison Co.	5.300%	3/1/28	110	111
[4]	Southern California Edison Co.	4.200%	3/1/29	100	95
	Southern California Edison Co.	4.500%	9/1/40	50	43
[4]	Southern California Edison Co.	3.900%	3/15/43	50	39
	Southern California Edison Co.	4.000%	4/1/47	50	40
	Southern California Edison Co.	3.450%	2/1/52	50	35
[4]	Southern California Gas Co.	2.550%	2/1/30	330	284
	Southern California Gas Co.	3.750%	9/15/42	50	39
	Southern Co.	4.475%	8/1/24	520	513
	Southern Co.	5.150%	10/6/25	130	129
[4]	Southern Co.	3.700%	4/30/30	30	27
	Southern Co.	5.700%	10/15/32	100	103
	Southern Co.	4.400%	7/1/46	30	26
	Southwest Airlines Co.	5.250%	5/4/25	70	70
	Southwest Airlines Co.	5.125%	6/15/27	80	80
	Southwest Airlines Co.	2.625%	2/10/30	250	214
[5]	Spirit AeroSystems Inc.	7.500%	4/15/25	4	4
	Spirit AeroSystems Inc.	4.600%	6/15/28	5	4
[5]	Spirit AeroSystems Inc.	9.375%	11/30/29	11	12
	Sprint Capital Corp.	8.750%	3/15/32	200	241
	Sprint LLC	7.625%	3/1/26	40	42
[5]	SS&C Technologies Inc.	5.500%	9/30/27	9	9
	Stanley Black & Decker Inc.	2.300%	3/15/30	45	37
	Starbucks Corp.	3.500%	11/15/50	125	93
	State Street Corp.	5.820%	11/4/28	200	204
	State Street Corp.	4.821%	1/26/34	120	115
	Steel Dynamics Inc.	2.400%	6/15/25	35	33
	Steel Dynamics Inc.	3.450%	4/15/30	100	89
	Sun Communities Operating LP	2.300%	11/1/28	200	169
	Synovus Bank	5.625%	2/15/28	250	232
[5]	Tap Rock Resources LLC	7.000%	10/1/26	20	21
	Targa Resources Partners LP	6.500%	7/15/27	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Targa Resources Partners LP	5.000%	1/15/28	50	48
	Targa Resources Partners LP	6.875%	1/15/29	30	31
	Targa Resources Partners LP	4.875%	2/1/31	50	47
	Target Corp.	4.800%	1/15/53	60	57
	Teledyne Technologies Inc.	2.750%	4/1/31	70	59
	Tenet Healthcare Corp.	4.875%	1/1/26	40	39
	Tenet Healthcare Corp.	6.250%	2/1/27	10	10
	Tenet Healthcare Corp.	4.250%	6/1/29	13	12
[5]	Tenet Healthcare Corp.	6.750%	5/15/31	15	15
	Texas Instruments Inc.	4.600%	2/15/28	210	210
[8]	Thermo Fisher Scientific Inc.	3.200%	1/21/26	1,420	1,540
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	50	43
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	100	81
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	220	223
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	170	125
	Time Warner Cable LLC	5.875%	11/15/40	343	303
	Time Warner Cable LLC	4.500%	9/15/42	75	56
	T-Mobile USA Inc.	2.625%	2/15/29	290	253
	T-Mobile USA Inc.	3.375%	4/15/29	245	221
	T-Mobile USA Inc.	3.875%	4/15/30	170	156
	T-Mobile USA Inc.	2.875%	2/15/31	75	64
	T-Mobile USA Inc.	5.050%	7/15/33	250	245
	T-Mobile USA Inc.	3.600%	11/15/60	255	176
	Toll Brothers Finance Corp.	3.800%	11/1/29	65	58
[5]	TopBuild Corp.	3.625%	3/15/29	5	4
[5]	TopBuild Corp.	4.125%	2/15/32	10	9
[4]	Toyota Motor Credit Corp.	1.900%	1/13/27	270	244
[4]	Toyota Motor Credit Corp.	3.050%	3/22/27	300	282
[4,8]	Toyota Motor Credit Corp.	0.125%	11/5/27	1,886	1,783
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	5
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	90	80
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	40	34
[5]	TransDigm Inc.	6.250%	3/15/26	49	49
[5]	TransDigm Inc.	6.750%	8/15/28	5	5
[5]	Transocean Inc.	8.750%	2/15/30	10	10
[5]	Transocean Titan Financing Ltd.	8.375%	2/1/28	2	2
	Travelers Cos. Inc.	3.750%	5/15/46	260	204
	Trimble Inc.	6.100%	3/15/33	140	142
[5]	Triumph Group Inc.	9.000%	3/15/28	12	12
[4]	Truist Financial Corp.	6.047%	6/8/27	140	140
[4]	Truist Financial Corp.	4.873%	1/26/29	215	208
[4]	Truist Financial Corp.	5.122%	1/26/34	160	153
[4]	Truist Financial Corp.	5.867%	6/8/34	160	161
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	165	157
	Tyco Electronics Group SA	2.500%	2/4/32	150	125
[4]	UDR Inc.	2.950%	9/1/26	15	14
	Union Electric Co.	4.000%	4/1/48	65	52
	Union Electric Co.	3.250%	10/1/49	75	52
	Union Electric Co.	3.900%	4/1/52	150	122
	Union Pacific Corp.	3.950%	9/10/28	150	145
	Union Pacific Corp.	3.250%	2/5/50	270	201
	Union Pacific Corp.	3.839%	3/20/60	35	28
	Union Pacific Corp.	3.850%	2/14/72	185	141
[5]	United Airlines Inc.	4.375%	4/15/26	42	40
[5]	United Airlines Inc.	4.625%	4/15/29	35	32
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	41	41
[5]	United Natural Foods Inc.	6.750%	10/15/28	9	7

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Parcel Service Inc.	6.200%	1/15/38	260	291
	United Parcel Service Inc.	5.300%	4/1/50	60	63
	UnitedHealth Group Inc.	5.250%	2/15/28	205	210
	UnitedHealth Group Inc.	5.350%	2/15/33	360	373
	UnitedHealth Group Inc.	2.750%	5/15/40	100	74
	UnitedHealth Group Inc.	4.375%	3/15/42	215	194
	UnitedHealth Group Inc.	3.250%	5/15/51	100	74
	UnitedHealth Group Inc.	6.050%	2/15/63	200	224
[5]	Univision Communications Inc.	7.375%	6/30/30	15	15
	US Bancorp	5.727%	10/21/26	245	246
[4]	US Bancorp	4.548%	7/22/28	500	481
	US Bancorp	4.653%	2/1/29	150	144
	US Bancorp	5.775%	6/12/29	150	151
	US Bancorp	5.850%	10/21/33	200	202
[5]	Vail Resorts Inc.	6.250%	5/15/25	66	66
[5]	Valaris Ltd.	8.375%	4/30/30	6	6
	Valero Energy Corp.	4.350%	6/1/28	48	46
	Valero Energy Corp.	3.650%	12/1/51	100	70
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	20	17
[5]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	5	5
[5]	Venture Global LNG Inc.	8.125%	6/1/28	5	5
[5]	Venture Global LNG Inc.	8.375%	6/1/31	15	15
	Verisk Analytics Inc.	5.500%	6/15/45	100	94
	Verizon Communications Inc.	2.100%	3/22/28	590	516
[8]	Verizon Communications Inc.	0.375%	3/22/29	700	634
	Verizon Communications Inc.	1.500%	9/18/30	285	224
[8]	Verizon Communications Inc.	4.250%	10/31/30	1,334	1,489
	Verizon Communications Inc.	4.400%	11/1/34	140	128
	Verizon Communications Inc.	5.250%	3/16/37	170	168
[4,8]	Verizon Communications Inc.	2.875%	1/15/38	300	279
	Verizon Communications Inc.	4.812%	3/15/39	110	101
	Verizon Communications Inc.	2.650%	11/20/40	75	51
	Verizon Communications Inc.	3.850%	11/1/42	30	24
	Verizon Communications Inc.	4.862%	8/21/46	90	81
	Verizon Communications Inc.	3.875%	3/1/52	130	100
	Verizon Communications Inc.	3.000%	11/20/60	50	30
	Verizon Communications Inc.	3.700%	3/22/61	85	60
[5]	VICI Properties LP	5.625%	5/1/24	8	8
[5]	VICI Properties LP	4.625%	6/15/25	35	34
[4]	Virginia Electric & Power Co.	2.950%	11/15/26	533	497
[4]	Virginia Electric & Power Co.	3.800%	4/1/28	228	217
[4]	Virginia Electric & Power Co.	2.875%	7/15/29	65	58
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	150	124
	Virginia Electric & Power Co.	5.450%	4/1/53	100	101
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	20	19
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	8	7
	VMware Inc.	1.800%	8/15/28	190	160
	VMware Inc.	4.700%	5/15/30	130	124
	Walmart Inc.	3.950%	6/28/38	415	379
	Walt Disney Co.	6.650%	11/15/37	70	80
	Walt Disney Co.	3.500%	5/13/40	125	102
	Walt Disney Co.	2.750%	9/1/49	45	30
	Walt Disney Co.	3.600%	1/13/51	45	35
	Warnermedia Holdings Inc.	3.755%	3/15/27	380	356
	Warnermedia Holdings Inc.	5.050%	3/15/42	144	120
	Warnermedia Holdings Inc.	5.141%	3/15/52	390	316
	Warnermedia Holdings Inc.	5.391%	3/15/62	165	134
	WEC Energy Group Inc.	5.000%	9/27/25	405	403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WEC Energy Group Inc.	4.750%	1/9/26	400	395
	WEC Energy Group Inc.	4.750%	1/15/28	300	296
[4]	Wells Fargo & Co.	3.196%	6/17/27	50	47
[4,10]	Wells Fargo & Co.	3.473%	4/26/28	1,600	1,846
[4]	Wells Fargo & Co.	2.393%	6/2/28	250	224
	Wells Fargo & Co.	5.574%	7/25/29	350	352
[4]	Wells Fargo & Co.	2.879%	10/30/30	270	234
[4]	Wells Fargo & Co.	4.897%	7/25/33	375	359
	Wells Fargo & Co.	5.389%	4/24/34	250	248
	Wells Fargo & Co.	5.557%	7/25/34	250	251
[4,10]	Wells Fargo & Co.	4.875%	11/29/35	300	336
[4]	Wells Fargo & Co.	3.068%	4/30/41	320	235
	Wells Fargo & Co.	5.375%	11/2/43	90	85
[4]	Wells Fargo & Co.	4.650%	11/4/44	75	64
[4]	Wells Fargo & Co.	4.400%	6/14/46	60	49
[4]	Wells Fargo & Co.	5.013%	4/4/51	80	75
[4]	Wells Fargo & Co.	4.611%	4/25/53	50	44
	Welltower OP LLC	4.250%	4/1/26	50	48
	Western Midstream Operating LP	4.500%	3/1/28	49	47
	Western Midstream Operating LP	4.750%	8/15/28	104	100
	Westlake Corp.	3.125%	8/15/51	90	56
	Weyerhaeuser Co.	4.000%	11/15/29	91	84
	Williams Cos. Inc.	4.650%	8/15/32	80	76
	Williams Cos. Inc.	6.300%	4/15/40	65	68
	Willis North America Inc.	4.500%	9/15/28	75	72
	Willis North America Inc.	2.950%	9/15/29	85	74
	Willis North America Inc.	3.875%	9/15/49	70	51
[5]	WMG Acquisition Corp.	3.750%	12/1/29	60	53
	Workday Inc.	3.700%	4/1/29	140	131
[5]	WR Grace Holdings LLC	7.375%	3/1/31	6	6
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	15	14
	Xcel Energy Inc.	3.500%	12/1/49	320	231
[5]	Zayo Group Holdings Inc.	4.000%	3/1/27	12	9
	Zoetis Inc.	5.400%	11/14/25	230	231
	Zoetis Inc.	4.700%	2/1/43	129	119
	Zoetis Inc.	3.950%	9/12/47	70	57
					154,579
Total Corporate Bonds (Cost $248,242)					237,086
Floating Rate Loan Interests (0.1%)
Ireland (0.0%)
[7]	Setanta Aircraft Leasing DAC Term Loan, 3M USD LIBOR + 2.000%	7.538%	11/5/28	85	85
United States (0.1%)
[7]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.338%	4/20/28	27	28
[7]	Central Parent Inc. First Lien Initial Term Loan, TSFR3M + 4.250%	9.492%	7/6/29	10	10
[7]	Cloud Software Group, Inc. First Lien Dollar Term Loan B, TSFR3M + 4.500%	9.842%	3/30/29	5	5
[7]	Directv Financing LLC Term Loan, TSFR1M + 5.000%	10.433%	8/2/27	8	9
[7]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	9.342%	7/21/28	20	19
[7]	First Student Bidco Inc. Incremental Term Loan C, TSFR3M + 4.000%	9.342%	7/21/28	2	2
[7]	Fortrea Holdings Inc. Initial Term Loan B, TSFR3M + 3.750%	8.992%	7/1/30	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	8.963%	3/1/29	10	9
[7]	Medline Borrower LP Initial Dollar Term Loan, TSFR1M + 3.250%	8.683%	10/23/28	20	20
[7]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	7.669%	3/22/29	5	5
[7]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	7.669%	3/22/29	8	8
					117
Total Floating Rate Loan Interests (Cost $200)					202
Sovereign Bonds (18.5%)
Bermuda (0.2%)
[4]	Bermuda	5.000%	7/15/32	500	489
Canada (2.2%)
[12]	Canadian Government Bond	3.750%	5/1/25	475	354
[12]	Canadian Government Bond	3.000%	4/1/26	1,294	947
[12]	Canadian Government Bond	4.000%	6/1/41	885	722
[12]	Canadian Government Bond	2.750%	12/1/48	474	324
[12]	Canadian Government Bond	1.750%	12/1/53	150	81
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	800	740
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	350	317
	Province of British Columbia	4.200%	7/6/33	1,385	1,364
	Province of Manitoba	4.300%	7/27/33	1,900	1,879
					6,728
Chile (0.2%)
[4]	Empresa Nacional del Petroleo	3.750%	8/5/26	250	236
[4]	Republic of Chile	5.330%	1/5/54	380	379
					615
Colombia (0.4%)
	Ecopetrol SA	8.625%	1/19/29	1,087	1,119
Dominican Republic (0.3%)
[4]	Dominican Republic	4.500%	1/30/30	210	187
[4]	Dominican Republic	7.050%	2/3/31	870	879
					1,066
El Salvador (0.0%)
[4]	Republic of El Salvador	9.500%	7/15/52	200	140
France (0.3%)
[4,5]	Electricite de France SA	5.700%	5/23/28	315	317
[4,5]	Electricite de France SA	6.250%	5/23/33	500	515
					832
Greece (0.2%)
[5,8]	Hellenic Republic	4.375%	7/18/38	589	670
Guatemala (0.3%)
[4,5]	Republic of Guatemala	6.600%	6/13/36	850	870
Hungary (0.2%)
[8]	Republic of Hungary	1.625%	4/28/32	700	593
Indonesia (0.2%)
[4,8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	370	311
[4]	Republic of Indonesia	4.300%	3/31/52	300	263
					574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Israel (0.4%)
	State of Israel	4.500%	1/17/33	1,185	1,149
Japan (1.3%)
[13]	Japan Bank for International Cooperation	4.250%	4/27/26	4,090	4,017
Mexico (1.8%)
	Comision Federal de Electricidad	5.000%	9/29/36	224	186
	Petroleos Mexicanos	6.375%	1/23/45	202	128
	Petroleos Mexicanos	6.750%	9/21/47	1,452	931
[4]	United Mexican States	5.400%	2/9/28	616	624
[4]	United Mexican States	2.659%	5/24/31	800	666
[4,14]	United Mexican States	7.750%	5/29/31	25,000	1,401
[4]	United Mexican States	6.350%	2/9/35	440	463
[4,14]	United Mexican States	10.000%	11/20/36	12,000	785
[4]	United Mexican States	6.338%	5/4/53	425	435
					5,619
Morocco (0.1%)
[4]	Kingdom of Morocco	2.375%	12/15/27	500	436
Nigeria (0.1%)
[4]	Federal Republic of Nigeria	8.747%	1/21/31	380	356
Panama (0.3%)
[4,5]	Republic of Panama	6.375%	7/25/33	800	795
[4]	Republic of Panama	3.870%	7/23/60	300	199
					994
Peru (0.3%)
[4]	Petroleos del Peru SA	5.625%	6/19/47	650	435
[4]	Republic of Peru	2.783%	1/23/31	615	523
					958
Philippines (0.2%)
[8]	Republic of the Philippines	1.750%	4/28/41	786	569
Poland (0.5%)
[4,5,15]	Bank Gospodarstwa Krajowego	5.375%	5/22/33	450	449
[4]	Republic of Poland	5.750%	11/16/32	86	91
[4,8]	Republic of Poland	4.250%	2/14/43	900	967
[4]	Republic of Poland	5.500%	4/4/53	146	148
					1,655
Romania (0.5%)
[4,8]	Republic of Romania	2.125%	3/7/28	764	739
[4,8]	Republic of Romania	1.750%	7/13/30	1,080	921
					1,660
Saudi Arabia (1.3%)
[4]	Kingdom of Saudi Arabia	4.750%	1/18/28	2,537	2,520
[4]	Kingdom of Saudi Arabia	4.625%	10/4/47	500	440
[4]	Kingdom of Saudi Arabia	5.000%	1/18/53	740	683
[4]	Saudi Arabian Oil Co.	3.500%	4/16/29	230	213
					3,856
Serbia (0.4%)
[4,8]	Republic of Serbia	3.125%	5/15/27	1,151	1,155
[4,8]	Republic of Serbia	2.050%	9/23/36	200	139
					1,294
South Africa (0.1%)
[4]	Eskom Holdings SOC Ltd.	6.750%	8/6/23	200	200
South Korea (1.1%)
[5,8]	Export-Import Bank of Korea	3.500%	6/7/26	2,300	2,509

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]		Korea Electric Power Corp.	5.375%	4/6/26	930	931
						3,440
Spain (0.4%)
[5,8]		Kingdom of Spain	3.550%	10/31/33	990	1,092
Supranational (4.1%)
[4,8]		European Investment Bank	3.000%	7/15/33	1,056	1,153
[4,8]		European Union	2.000%	10/4/27	8,250	8,690
[4,8]		European Union	2.625%	2/4/48	908	890
[4,8]		European Union	0.300%	11/4/50	1,484	782
[4,8]		European Union	2.500%	10/4/52	741	684
[4,8]		European Union	3.000%	3/4/53	315	321
						12,520
United Arab Emirates (0.2%)
[4,5]		Finance Department Government of Sharjah	6.500%	11/23/32	470	487
United Kingdom (0.9%)
[10]		United Kingdom	2.750%	9/7/24	916	1,145
[10]		United Kingdom	0.500%	1/31/29	600	624
[10]		United Kingdom	0.375%	10/22/30	615	601
[10]		United Kingdom	1.500%	7/22/47	145	105
[10]		United Kingdom	3.750%	10/22/53	80	90
[10]		United Kingdom	3.500%	7/22/68	90	98
						2,663
Total Sovereign Bonds (Cost $57,304)						56,661
Taxable Municipal Bonds (0.1%)
United States (0.1%)
		New York Metropolitan Transportation Authority Revenue (Build America Bonds) (Cost $318)	5.871%	11/15/39	300	300
					Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[16]		Vanguard Market Liquidity Fund (Cost $1,660)	5.274%		16,603	1,660
		Counterparty	Expiration Date	Exercise Price	Notional Value ($000)
Options Purchased (0.0%)
Foreign Currency Options (0.0%)
Call Options
	USD	JPMC	10/5/23	JPY 147.000	475	2

	Counterparty	Expiration Date	Exercise Price	Notional Value ($000)	Market Value ($000)
USD	BANA	10/26/23	JPY 143.000	412	4
Total Options Purchased (Cost $6)					6
Total Investments (99.1%) (Cost $316,227)					304,252
Other Assets and Liabilities—Net (0.9%)					2,693
Net Assets (100%)					306,945
Cost is in $000.
1	Securities with a value of $184,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $839,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $1,434,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $25,359,000, representing 8.3% of net assets.
6	Face amount denominated in Australian dollars.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
10	Face amount denominated in British pounds.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Canadian dollars.
13	Guaranteed by the Government of Japan.
14	Face amount denominated in Mexican pesos.
15	Guaranteed by the Republic of Poland.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3M—3-month.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
JPMC—JPMorgan Chase Bank, N.A.
LIBOR—London Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	71	14,415	(38)
5-Year Government of Canada Bond	September 2023	32	2,645	(62)
10-Year Government of Canada Bond	September 2023	16	1,457	(42)
10-Year U.S. Treasury Note	September 2023	64	7,130	(26)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Gilt	September 2023	25	3,084	8
Ultra Long U.S. Treasury Bond	September 2023	1	132	(3)
				(163)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2023	(12)	(1,282)	—
10-Year Japanese Government Bond	September 2023	(3)	(3,096)	27
AUD 10-Year Treasury Bond	September 2023	(4)	(311)	3
Euro-Bobl	September 2023	(46)	(5,861)	(5)
Euro-Bund	September 2023	(1)	(146)	(1)
Euro-Buxl	September 2023	(2)	(296)	(5)
Euro-OAT	September 2023	(6)	(841)	(14)
Euro-Schatz	September 2023	(30)	(3,465)	13
Long U.S. Treasury Bond	September 2023	(17)	(2,115)	37
Mini 10-Year Japanese Government Bond	September 2023	(23)	(2,374)	17
Ultra 10-Year U.S. Treasury Note	September 2023	(91)	(10,646)	101
				173
				10

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	8/2/23	AUD	8,561	USD	5,767	—	(17)
HSBC Bank plc	8/2/23	AUD	26	USD	18	—	—
State Street Bank & Trust Co.	8/2/23	CAD	3,456	USD	2,626	—	(5)
Toronto-Dominion Bank	8/2/23	CAD	68	USD	52	—	—
UBS AG	8/2/23	CAD	35	USD	26	—	—
HSBC Bank plc	9/5/23	CAD	21	USD	16	—	—
Toronto-Dominion Bank	8/2/23	CAD	19	USD	15	—	—
HSBC Bank plc	8/2/23	CAD	11	USD	8	—	—
State Street Bank & Trust Co.	8/3/23	CHF	260	USD	299	—	(2)
Bank of America, N.A.	8/2/23	EUR	77,736	USD	85,767	—	(295)
State Street Bank & Trust Co.	8/2/23	EUR	2,396	USD	2,691	—	(57)
Morgan Stanley Capital Services LLC	8/2/23	EUR	1,709	USD	1,893	—	(15)
Morgan Stanley Capital Services LLC	8/2/23	EUR	1,203	USD	1,323	—	—
Citibank, N.A.	8/2/23	EUR	1,171	USD	1,317	—	(29)
HSBC Bank plc	9/20/23	EUR	551	USD	604	3	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	9/5/23	EUR	466	USD	514	—	(1)
Toronto-Dominion Bank	8/2/23	EUR	158	USD	172	2	—
Credit Agricole CIB	8/2/23	EUR	51	USD	56	—	(1)
State Street Bank & Trust Co.	8/2/23	GBP	13,827	USD	17,791	—	(47)
State Street Bank & Trust Co.	8/2/23	GBP	411	USD	527	—	—
Morgan Stanley Capital Services LLC	9/5/23	GBP	316	USD	407	—	(1)
Standard Chartered Bank	8/2/23	GBP	289	USD	371	—	—
JPMorgan Chase Bank, N.A.	8/2/23	GBP	207	USD	267	—	(1)
Toronto-Dominion Bank	8/2/23	JPY	6,256	USD	44	—	—
Toronto-Dominion Bank	9/5/23	JPY	5,634	USD	40	—	—
Morgan Stanley Capital Services LLC	8/2/23	JPY	4,017	USD	29	—	—
Bank of America, N.A.	8/2/23	JPY	2,714	USD	19	—	—
UBS AG	8/2/23	JPY	1,228	USD	9	—	—
State Street Bank & Trust Co.	8/2/23	MXN	36,645	USD	2,194	—	(6)
State Street Bank & Trust Co.	9/5/23	USD	5,774	AUD	8,561	16	—
Citibank, N.A.	8/2/23	USD	5,677	AUD	8,587	—	(91)
State Street Bank & Trust Co.	9/5/23	USD	2,627	CAD	3,456	5	—
Citibank, N.A.	8/2/23	USD	1,411	CAD	1,852	7	—
Citibank, N.A.	8/2/23	USD	1,105	CAD	1,466	—	(7)
Morgan Stanley Capital Services LLC	8/2/23	USD	76	CAD	100	—	—
State Street Bank & Trust Co.	8/2/23	USD	48	CAD	63	—	—
JPMorgan Chase Bank, N.A.	8/2/23	USD	21	CAD	28	—	—
HSBC Bank plc	8/2/23	USD	20	CAD	26	—	—
Morgan Stanley Capital Services LLC	8/2/23	USD	17	CAD	23	—	—
UBS AG	8/2/23	USD	12	CAD	17	—	—
HSBC Bank plc	8/2/23	USD	11	CAD	15	—	—
State Street Bank & Trust Co.	9/5/23	USD	300	CHF	260	2	—
State Street Bank & Trust Co.	8/3/23	USD	290	CHF	260	—	(8)
Bank of America, N.A.	9/5/23	USD	85,906	EUR	77,736	281	—
Standard Chartered Bank	8/2/23	USD	84,488	EUR	77,599	—	(832)
Toronto-Dominion Bank	9/20/23	SEK	7,735	EUR	667	1	—
Toronto-Dominion Bank	8/2/23	USD	4,816	EUR	4,335	51	—
Toronto-Dominion Bank	8/2/23	USD	1,068	EUR	974	—	(2)
Citibank, N.A.	8/2/23	USD	854	EUR	770	7	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Citibank, N.A.	9/20/23	USD	776	EUR	702	3	—
BNP Paribas	9/5/23	USD	707	EUR	641	—	—
State Street Bank & Trust Co.	8/2/23	USD	672	EUR	600	12	—
Toronto-Dominion Bank	9/20/23	USD	395	EUR	360	—	(2)
UBS AG	8/2/23	USD	84	EUR	75	2	—
JPMorgan Chase Bank, N.A.	8/2/23	USD	80	EUR	72	1	—
BNP Paribas	8/2/23	USD	18,591	GBP	14,734	—	(318)
State Street Bank & Trust Co.	9/5/23	USD	17,423	GBP	13,539	45	—
Goldman Sachs Bank USA	9/5/23	USD	307	GBP	239	—	—
Toronto-Dominion Bank	8/2/23	USD	64	JPY	9,172	—	(1)
Toronto-Dominion Bank	9/5/23	USD	44	JPY	6,256	—	—
HSBC Bank plc	8/2/23	USD	18	JPY	2,500	—	—
UBS AG	8/2/23	USD	10	JPY	1,370	—	—
State Street Bank & Trust Co.	8/2/23	USD	8	JPY	1,174	—	—
State Street Bank & Trust Co.	9/5/23	USD	2,181	MXN	36,645	7	—
Standard Chartered Bank	8/2/23	USD	2,126	MXN	36,645	—	(62)
Toronto-Dominion Bank	8/2/23	USD	33	NOK	358	—	(2)
Morgan Stanley Capital Services LLC	9/20/23	EUR	667	SEK	7,820	—	(9)
Standard Chartered Bank	8/2/23	USD	24	SEK	256	—	(1)
						445	(1,812)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-HY-S40-V1	6/20/28	USD	675	(5.000)	(28)	(27)
iTraxx Europe-S39-V1	6/20/28	EUR	6,200	(1.000)	(106)	(27)
						(54)
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	640	1.000	2	2	—	—
AT&T Inc./Baa2	12/20/23	BARC	160	1.000	—	—	—	—
					2	2	—	—
Credit Protection Purchased
Bouygues SA	6/20/28	JPMC	3,500[2]	(1.000)	(100)	(72)	—	(28)
Unibail-Rodamco-Westfield SE	6/20/28	BARC	600[2]	(1.000)	26	46	—	(20)
					(74)	(26)	—	(48)
					(72)	(24)	—	(48)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $10,000 in connection with open forward currency contracts and over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/21/24	N/A	2,350[1]	4.930[2]	(4.274)[3]	58	58
9/17/25	9/20/23[4]	6,196,996[5]	3.205[6]	(0.000)[7]	(49)	(49)
9/20/28	9/20/23[4]	2,575,472[5]	0.000[7]	(3.045)[6]	48	48
					57	57
1 Notional amount denominated in British pound.
2 Based on 1-Day Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5 Notional amount denominated in Korean won.
6 Interest payment received/paid quarterly.
7 Based on Korean Won 3 Month Certificate of Deposit Rate as of the most recent reset date. Interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open swaption contracts at July 31, 2023.
H. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
J. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,726	—	7,726
Asset-Backed/Commercial Mortgage-Backed Securities	—	611	—	611
Corporate Bonds	—	237,086	—	237,086
Floating Rate Loan Interests	—	202	—	202
Sovereign Bonds	—	56,661	—	56,661
Taxable Municipal Bonds	—	300	—	300
Temporary Cash Investments	1,660	—	—	1,660
Options Purchased	—	6	—	6
Total	1,660	302,592	—	304,252

Derivative Financial Instruments
Assets
Futures Contracts[1]	206	—	—	206
Forward Currency Contracts	—	445	—	445
Swap Contracts	106[1]	—	—	106
Total	312	445	—	757
Liabilities
Futures Contracts[1]	196	—	—	196
Forward Currency Contracts	—	1,812	—	1,812
Swap Contracts	103[1]	48	—	151
Total	299	1,860	—	2,159
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.